Fair value measurements - Summary of Liabilities Measured at Fair Value on Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets
Short-term investments	$ 807,577	¥ 5,622,189	¥ 979,053
Recurring [Member]
Assets
Short-term investments		5,622,189	979,053
Equity investment with readily determinable fair values		115,926	238,915
Derivative - forward exchange contracts		6,340
Total		5,744,455	1,217,968
Liabilities
Derivative liabilities		(11,495)
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Short-term investments		481,243	78,605
Equity investment with readily determinable fair values		115,926	238,915
Derivative - forward exchange contracts		0
Total		597,169	317,520
Liabilities
Derivative liabilities		0
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Short-term investments		5,140,946	900,448
Equity investment with readily determinable fair values		0
Derivative - forward exchange contracts		6,340
Total		5,147,286	¥ 900,448
Liabilities
Derivative liabilities		¥ (11,495)